Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets and goodwill [abstract]
Summary of Intangible Assets

	Goodwill	Technology Know-how	Development costs	Trademarks	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Cost
At January 1, 2024	218,311	1,427,160	484,059	169,811	2,299,341
Addition	—	—	204,271	—	204,271
Transfer	—	117,629	(117,629)	—	—
At December 31, 2024 and January 1, 2025	218,311	1,544,789	570,701	169,811	2,503,612
Addition	—	—	174,282	—	174,282
Transfer	—	297,527	(297,527)	—	—
At December 31, 2025	218,311	1,842,316	447,456	169,811	2,677,894
Accumulated amortization
At January 1, 2024	5,675	215,833	—	—	221,508
Amortization	—	201,420	—	—	201,420
At December 31, 2024 and January 1, 2025	5,675	417,253	—	—	422,928
Amortization	—	225,740	—	—	225,740
At December 31, 2025	5,675	642,993	—	—	648,668
Accumulated impairment
At January 1, 2024	—	126,700	—	—	126,700
Impairment losses	—	—	31,130	—	31,130
At December 31, 2024 and January 1, 2025	—	126,700	31,130	—	157,830
Impairment losses	—	47,101	70,176	—	117,277
At December 31, 2025	—	173,801	101,306	—	275,107
Net carrying amount
At December 31, 2024	212,636	1,000,836	539,571	169,811	1,922,854
At December 31, 2025	212,636	1,025,522	346,150	169,811	1,754,119
US$’000	30,715	148,137	50,002	24,529	253,383

Summary of carrying amount of goodwill allocated	Carrying amount of goodwill allocated to the cash-generating unit:

	31.12.2024	31.12.2025	31.12.2025
	RMB’000	RMB’000	US$’000
Yuchai manufacturing business	212,636	212,636	30,715